Inventories (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2024	2023
	(U.S. $ in thousands)
Finished Goods	$90,702	$86,908
Work in Process	7,491	9,871
Raw Materials	81,616	96,197
	$179,809	$192,976

Finished goods	$ 90,702,000	$ 86,908,000
Work-in-process	7,491,000	9,871,000
Raw materials	81,616,000	96,197,000
Inventories	$ 179,809,000	$ 192,976,000